Other Assets - Summary of Detailed Information About Other Current Assets (Details) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Miscellaneous current assets [abstract]
Prepayments	$ 1,461,078	$ 860,793
Accrued income	190	2,837
Other Assets, Net	$ 1,461,268	$ 863,630